Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 191.6	$ 167.8
Royalties payable	4.7	2.7
Share-based compensation liability (note 16)	34.2	22.7
Other payables	2.5	0.8
Accounts payable and accrued liabilities	$ 233.0	$ 194.0